Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 178	$ (197)	$ 624
Cash flow hedges, tax	$ 0	$ 0	$ 0